Note 6 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation	$ 1,574,249	$ 1,657,229	$ 1,595,253
Operating Leases, Rent Expense, Net	$ 437,000	$ 560,000	$ 613,000